Commitments and Contingencies - (Additional Information) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
AVROBIO, Inc. [Member]
Other Commitments [Line Items]
Period after closing with which assets may be disposed to pay the amount as per agreement	18 months
Threshold period of receipt of consideration on disposal of assets based on which amount as per agreement shall be paid	10 years
Business combination, contingent consideration, liability, current	$ 0
CVR Agreement [Member]
Other Commitments [Line Items]
Business combination, acquired receivables, gross contractual amount	400
Liability recorded	$ 0